Contingent Liabilities and Financial Commitments - Schedule of Total Future Minimum Lease Payments under Non-cancellable Operating Leases (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Finance Lease And Operating Lease By Lessee1 [Line Items]
Total future minimum payments under non-cancellable service contracts	£ 127	£ 86
Within One Year
Disclosure Of Finance Lease And Operating Lease By Lessee1 [Line Items]
Total future minimum payments under non-cancellable service contracts	41	63
Between One and Five Years
Disclosure Of Finance Lease And Operating Lease By Lessee1 [Line Items]
Total future minimum payments under non-cancellable service contracts	81	17
Beyond 5 Years
Disclosure Of Finance Lease And Operating Lease By Lessee1 [Line Items]
Total future minimum payments under non-cancellable service contracts	£ 5	£ 6